Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 2,021,563	$ 2,458,229
Less: accumulated depreciation of property and equipment	(1,204,471)	(1,167,822)
Less: impairment charges of property and equipment	(103,690)	(199,670)
Total property and equipment, net	713,402	1,090,737
Vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	1,300,056	1,787,852
Machinery and equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	526,549	476,924
Office and electronic equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	119,005	115,029
Leasehold improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	64,428	63,510
Software [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	11,525	11,361
Construction in progress [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross		$ 3,553